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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
		  OF REGISTERED MANAGEMENT INVESTMENT COMPANY



		Investment Company Act file number 811-21664


                   	  Pioneer Series Trust III
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30

Date of reporting period:  September 30, 2010

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

          Pioneer Cullen Value Fund
          Schedule of Investments  9/30/10 (unaudited)
Shares                                                          Value

          COMMON STOCKS - 92.5 %
          Energy - 9.1 %
          Integrated Oil & Gas - 4.7 %
4,690,600 Gazprom OAO (A.D.R.)                              $   98,268,070
1,182,072 Petrochina Co., Ltd. (A.D.R.) (b)                    137,616,822
                                                            $  235,884,892
          Oil & Gas Drilling - 1.9 %
2,081,650 Ensco Plc                                         $   93,112,205
          Oil & Gas Exploration & Production - 2.5 %
1,900,650 Devon Energy Corp.                                $  123,048,081
          Total Energy                                      $  452,045,178
          Materials - 1.6 %
          Diversified Metals & Mining - 1.6 %
4,090,983 Anglo American Plc * (b)                          $   81,287,832
          Total Materials                                   $   81,287,832
          Capital Goods - 14.3 %
          Aerospace & Defense - 7.4 %
1,421,600 Boeing Co.                                        $   94,593,264
2,869,600 ITT Corp. (b)                                        134,383,368
1,971,000 United Technologies Corp.                            140,394,330
                                                            $  369,370,962
          Construction & Engineering - 1.6 %
1,567,250 Fluor Corp. (b)                                   $   77,625,893
          Heavy Electrical Equipment - 2.2 %
5,152,700 ABB, Ltd.                                         $  108,825,024
          Industrial Conglomerates - 3.1 %
1,794,850 3M Co. (b)                                        $  155,631,444
          Total Capital Goods                               $  711,453,323
          Transportation - 2.9 %
          Railroads - 2.9 %
 952,950  Canadian National Railway Co.                     $   61,007,859
1,398,320 Canadian Pacific Railway, Ltd.                        85,199,638
                                                            $  146,207,497
          Total Transportation                              $  146,207,497
          Automobiles & Components - 2.7 %
          Auto Parts & Equipment - 2.7 %
2,597,000 BorgWarner, Inc. * (b)                            $  136,654,140
          Total Automobiles & Components                    $  136,654,140
          Media - 3.0 %
          Movies & Entertainment - 3.0 %
4,458,450 The Walt Disney Co. (b)                           $  147,619,280
          Total Media                                       $  147,619,280
          Food, Beverage & Tobacco - 12.6 %
          Agricultural Products - 1.8 %
 797,500  Archer Daniels Midland Co.                        $   25,456,200
1,088,200 Bunge, Ltd. (b)                                       64,377,912
                                                            $   89,834,112
          Distillers & Vintners - 2.4 %
1,722,300 Diageo Plc (A.D.R.)                               $  118,855,923
          Packaged Foods & Meats - 8.4 %
4,732,600 Kraft Foods, Inc. (b)                             $  146,048,036
2,373,500 Nestle SA (A.D.R.)                                   126,816,105
4,953,600 Unilever N.V.                                        148,013,568
                                                            $  420,877,709
          Total Food, Beverage & Tobacco                    $  629,567,744
          Household & Personal Products - 3.0 %
          Household Products - 3.0 %
2,278,000 Kimberly-Clark Corp. (b)                          $  148,183,900
          Total Household & Personal Products               $  148,183,900
          Health Care Equipment & Services - 2.8 %
          Health Care Equipment - 2.8 %
3,426,700 Covidien, Ltd.                                    $  137,719,073
          Total Health Care Equipment & Services            $  137,719,073
          Pharmaceuticals & Biotechnology - 13.4 %
          Pharmaceuticals - 13.4 %
2,983,000 Abbott Laboratories, Inc. (b)                     $  155,831,920
2,421,300 Bayer AG (A.D.R.)                                    168,691,971
5,117,200 Bristol-Myers Squibb Co. (b)                         138,727,292
2,159,500 Johnson & Johnson Co.                                133,802,620
1,345,300 Teva Pharmaceutical Industries, Ltd.                  70,964,575
                                                            $  668,018,378
          Total Pharmaceuticals & Biotechnology             $  668,018,378
          Diversified Financials - 6.9 %
          Diversified Finance Services - 5.8 %
4,952,300 Bank of America Corp.                             $   64,924,653
24,481,400Citigroup, Inc. *                                     95,477,460
3,307,050 J.P. Morgan Chase & Co.                              125,899,394
                                                            $  286,301,507
          Investment Banking & Brokerage - 1.1 %
 387,750  Goldman Sachs Group, Inc.                         $   56,060,895
          Total Diversified Financials                      $  342,362,402
          Insurance - 3.2 %
          Property & Casualty Insurance - 3.2 %
2,780,500 Chubb Corp.                                       $  158,460,695
          Total Insurance                                   $  158,460,695
          Software & Services - 6.1 %
          Systems Software - 6.1 %
5,342,600 Microsoft Corp.                                   $  130,840,274
6,439,000 Oracle Corp.                                         172,887,150
                                                            $  303,727,424
          Total Software & Services                         $  303,727,424
          Technology Hardware & Equipment - 3.8 %
          Computer Hardware - 2.2 %
2,583,000 Hewlett-Packard Co.                               $  108,666,810
          Technology Distributors - 1.6 %
2,295,400 Arrow Electronics, Inc. *                         $   61,356,040
 767,300  Avnet, Inc. *                                         20,724,773
                                                            $   82,080,813
          Total Technology Hardware & Equipment             $  190,747,623
          Telecommunication Services - 7.2 %
          Integrated Telecommunication Services - 4.6 %
3,589,000 AT&T Corp.                                        $  102,645,400
3,900,000 Verizon Communications, Inc. (b)                     127,101,000
                                                            $  229,746,400
          Wireless Telecommunication Services - 2.6 %
5,300,000 Vodafone Group Plc (A.D.R.) (b)                   $  131,493,000
          Total Telecommunication Services                  $  361,239,400
          TOTAL COMMON STOCKS
          (Cost  $4,272,234,227)                            $ 4,615,293,889

          TEMPORARY CASH INVESTMENTS - 7.5 %
          Repurchase Agreement - 6.0 %
56,615,000Bank of America, Inc., 0.19%, dated 9/30/10,
          repurchase price of $56,615,000
          plus accrued interest on 10/1/10 collateralized by the following:
          $14,203,810 U.S. Treasury Notes, 2.125%, 11/30/14
          $43,543,512 U.S. Treasury Inflated Notes, 1.625, 1$   56,615,000

40,615,000Bank of America, Inc., 0.21%, dated 9/30/10,
          repurchase price of $40,615,000
          plus accrued interest on 10/1/10 collateralized by the following:
          $41,427,300 Federal National Mortgage Association, 4  40,615,000

8,000,000 Barclays Plc, 0.20%, dated 9/30/10, repurchase pri plus accrued interest on 10/1/10 collateralized by
          $8,160,000 Government National Mortgage Association,   8,000,000

10,000,000Barclays Plc, 0.19%, dated 9/30/10, repurchase pri plus accrued interest on 10/1/10 collateralized by the following:
          $2,797,104 U.S. Treasury Notes, 3.5%, 2/15/18
          $7,402,911 U.S. Treasury Bond, 6.5%, 5/15/30          10,000,000

66,230,000BNP Paribas SA, 0.25%, dated 9/30/10,
          repurchase price of $66,230,000 plus accrued
          interest on 10/1/10 collateralized by the following:
          $50,067,014 Freddie Mac Giant, 5.0%, 3/1/40
          $17,487,586 Federal National Mortgage Association, 5  66,230,000

3,000,000 Deutsche Bank, 0.23%, dated 9/30/10, repurchase pr plus accrued interest on 10/1/10 collateralized by $3,060,006
          U.S. Treasury Notes, 0.75%, 8/15/13                    3,000,000

84,615,000JPMorgan Securities, Inc., 0.25%, dated 9/30/10,
           repurchase price of $84,615,000
          plus accrued interest on 10/1/10 collateralized by
          $86,309,252 Federal National Mortgage
          Association, 4.0% - 6.0%, 10/1/10 - 8/1/40            84,615,000

27,615,000SG Americas Securities LLC, 0.22%, dated 9/30/10,
          repurchase price of $27,615,000
          plus accrued interest on 10/1/10 collateralized by the following:
          $10,138,711 Federal National Mortgage Association,
          5.0% - 5.5%, 6/1/23 - 3/1/40
          $8,906,266 Federal National Mortgage Association (ARM),
           2.835% - 3.352%, 4/1/35 - 4/1/36
          $9,122,324 Freddie Mac Giant, 5.0% - 6.0%, 3/1/34     27,615,000
          Total Repurchase Agreement
          (Cost  $296,690,000)                              $  296,690,000
Principal
Amount ($)Securities Lending Collateral  - 1.5 %              Value
          Certificates of Deposit:
2,165,738 Bank of Nova Scotia, 0.37%, 9/29/10
1,516,017 BBVA Group NY, 0.56%, 7/26/11                     $    2,165,738
2,165,738 BNP Paribas Bank NY, 0.38%, 11/8/10                    1,516,017
1,082,869 DNB Nor Bank ASA NY, 0.27%, 11/10/10                   2,165,738
2,165,738 Nordea NY,  0.5%, 12/10/10                             1,082,869
2,165,738 RoboBank Netherland NV NY, 0.44%, 8/8/11               2,165,738
2,165,738 Royal Bank of Canada NY, 0.26%, 1/21/11                2,165,738
2,165,738 SocGen NY,  0.34%, 11/10/10                            2,165,738
1,082,869 Svenska NY,  0.275%, 11/12/10                          2,165,738
                                                                 1,082,869
                                                                16,676,183
          Commercial Paper:
1,299,443 American Honda Finance, 0.28%, 5/4/11
 871,186  American Honda Finance, 1.04%, 6/20/11            $    1,299,443
 796,808  Australia & New Zealand Banking Group, 1.04%, 8/4/11     871,186
2,210,583 Caterpillar Financial Services Corp., 1.04%, 6/24/11     796,808
2,382,312 CBA, 0.31%, 1/3/11                                     2,210,583
 433,084  CHARFD, 0.38%, 10/15/10                                2,382,312
1,515,051 CHARFD, 0.31%, 12/14/10                                  433,084
 866,219  CLIPPR, 0.45%, 10/8/10                                 1,515,051
1,298,826 CLIPPR, 0.28%, 12/1/10                                   866,219
 699,219  CLIPPR, 0.45%, 10/8/10                                 1,298,826
1,211,402 FAIRPP, 0.3%, 11/9/10                                    699,219
 865,899  FASCO, 0.27%, 12/1/10                                  1,211,402
2,166,031 Federal Home Loan Bank, 0.37%, 6/1/11                    865,899
1,082,807 GE Corp., 0.55%, 1/26/11                               2,166,031
 216,438  General Electric Capital Corp., 0.37%, 6/6/11          1,082,807
 234,422  General Electric Capital Corp., 0.59%, 10/6/10           216,438
 236,065  General Electric Capital Corp., 0.62%, 10/21/10          234,422
 865,899  OLDLLC, 0.27%, 12/1/10                                   236,065
1,186,403 OLDLLC, 0.27%, 12/2/10                                   865,899
1,732,156 SANTANDER, 0.43%, 10/22/10                             1,186,403
 433,097  SRCPP, 0.38%, 10/12/10                                 1,732,156
1,082,333 SRCPP, 0.27%, 12/6/10                                    433,097
 649,702  STRAIT, 0.36%, 10/4/10                                 1,082,333
1,624,446 STRAIT, 0.25%, 12/8/10                                   649,702
1,082,743 TBLLC, 0.38%, 10/12/10                                 1,624,446
1,082,366 TBLLC, 0.27%, 12/2/10                                  1,082,743
2,165,738 Toyota Motor Credit Corp., 0.44%, 9/8/11               1,082,366
2,165,233 VARFUN, 0.35%, 10/25/10                                2,165,738
1,299,493 Wachovia, 0.39%, 3/22/11                               2,165,233
2,165,738 Westpac, 0.5%, 07/29/11                                1,299,493
 866,237  WFC, 0.37%, 12/2/10                                    2,165,738
                                                                   866,237
                                                            $   36,787,379
          Tri-party Repurchase Agreements:
1,577,350 Barclays Capital Markets,  0.2%, 10/1/10
8,662,953 Deutsche Bank Securities, Inc., 0.25%, 10/1/10    $    1,577,350
2,165,738 HSBC Bank USA NA, 0.25% 10/1/10                        8,662,955
1,299,443 JPMorgan, Inc., 0.22%, 10/1/10                         2,165,738
2,165,738 RBS Securities, Inc., 0.25%, 10/1/10                   1,299,443
                                                                 2,165,738
Shares    Money Market Mutual Funds:                        $   15,871,224
2,165,738 BlackRock Liquidity Temporary Cash Fund
2,165,738 Dreyfus Preferred Money Market Fund               $    2,165,738
2,165,738 Fidelity Prime Money Market Fund                       2,165,738
                                                                 2,165,738
                                                            $    6,497,214
          Total Securities Lending Collateral
          (Cost $75,832,000)                                $   75,832,000
          TOTAL TEMPORARY CASH INVESTMENTS
          (Cost $372,522,000)                               $  372,522,000
          TOTAL INVESTMENT IN SECURITIES - 100.0 %
          (Cost  $4,644,756,227) (a)                        $ 4,987,815,889
          OTHER ASSETS AND LIABILITIES - (0.0) %            $    (393,328)
          TOTAL NET ASSETS - 100.0 %                        $ 4,987,422,561
(A.D.R.)  American Depositary Receipt.

      *   Non-income producing security.

    (a) At September 30, 2010, the net unrealized loss on investments based on cost for federal income tax purposes of $4,645,149,362 was as follows:

          Aggregate gross unrealized gain for all investments in which
          there is an excess of value over tax cost         $ 731,744,876

          Aggregate gross unrealized loss for all investments in which
          there is an excess of tax cost over value           (389,078,349)

          Net unrealized loss                               $ 342,666,527

    (b)   At September 30, 2010, the following securities
          were out on loan:
 Shares                        Security                          Value
     800  3M Co.                                            $       69,368
   7,700  Abbott Laboratories, Inc.                                402,248
  17,900  Anglo American Plc *                                     355,673
 104,100  BorgWarner, Inc. *                                     5,477,742
 221,800  Bristol-Myers Squibb Co.                               6,012,998
 621,700  Bunge, Ltd.                                           36,779,772
  43,500  Fluor Corp.                                            2,154,555
  25,200  ITT Corp.                                              1,180,116
  92,000  Kimberly-Clark Corp.                                   5,984,600
  27,100  Kraft Foods, Inc.                                        836,306
  80,100  Petrochina Co., Ltd. (A.D.R.) *                        9,325,242
 194,000  Verizon Communications, Inc.                           6,322,460
 314,300  Vodafone Group Plc (A.D.R.)                            7,797,783
  15,200  The Walt Disney Co.                                      503,272
         Total                                                $ 83,202,135

    (c) Securities lending collateral is managed by Credit Suisse AG, New York Branch.

          Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
          Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
         Level 1 - quoted prices in active markets for identical securities
          Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
          Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

          The following is a summary of the inputs used as of September 30, 2010, in valuing the Fund's assets:

                                 Level 1       Level 2  Level 3   Total
Common Stocks                $4,615,293,889     $0       $0  $4,615,293,889
Temporary Cash Investments        0          366,024,786  0     366,024,786
Money Market Mutual Funds        6,497,214      0        0       6,497,214
Total                        $4,621,791,103 $366,024,786 $0  $4,987,815,889


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Series Trust III

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 29, 2010


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 29, 2010



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 29, 2010

* Print the name and title of each signing officer under his or her signature.